Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets - Parent Company [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents	$ 1,889	$ 1,104
Investment income in subsidiaries
Prepaid expenses and other current assets, net	2,493,301	2
Amount due from intercompany-current	17,656,465
TOTAL ASSETS	20,151,655	1,106
LIABILITIES
Accounts payable	34,277
Accrued expenses and other current liabilities	347,014
Investment deficit in subsidiaries	24,469,459	5,887,042
Amount due to intercompany-current	164,593
TOTAL LIABILITIES	25,015,343	5,887,042
Shareholders’ deficit
Ordinary shares (par value of $0.00005 per share; 1,000,000,000 shares and 1,000,000,000 shares authorized as of December 31, 2022 and 2023, respectively; 22,115,592 shares and 24,015,592 shares issued and outstanding as of December 31,2022 and December 31, 2023, respectively)	1,201	1,106
Preferred shares (par value of $0.00005 per share; nil and 3,700,000 preferred shares authorized as of December 31, 2022 and 2023, respectively; nil and 3,700,000 preferred shares issued and outstanding as of December 31, 2022 and 2023, respectively)	185
Additional paid-in capital	108,729,047	75,621,294
Statutory reserve	237,486	237,486
Accumulated deficit	(110,833,045)	(78,483,156)
Accumulated other comprehensive loss	(2,998,562)	(3,262,666)
Total shareholders’ deficit	$ (4,863,688)	$ (5,885,936)